Contingencies - Additional Information (Detail) - Elk Valley Water Quality $ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2022 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2021 count
Disclosure of contingent liabilities [line items]
Number of claims settled | count			2
Forecast
Disclosure of contingent liabilities [line items]
Receipts from insurance proceeds		$ 50
Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Fines paid	$ 2
Environmental contributions per offence	28
Environmental contribution	$ 60